UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05120

        Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Municipal Value Fund, Inc. (NUV) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Alabama – 1.1%
$ 1,240	Alabama Housing Finance Authority, Collateralized Home Mortgage Program Single Family Mortgage	4/08 at 102.00	Aaa	$1,262,394
	Revenue Bonds, Series 1998A-2, 5.450%, 10/01/28 (Alternative Minimum Tax)
5,000	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Champion	11/09 at 101.00	Baa3	5,351,250
	International Paper Corporation, Series 1999A, 6.700%, 11/01/29 (Alternative Minimum Tax)
1,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2	1,843,152
12,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	12,786,840
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured

19,990	Total Alabama			21,243,636

	Alaska – 0.5%
3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	3,446,622
	12/01/30 – FGIC Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 – FGIC Insured	9/13 at 100.00	AAA	3,162,360
2,770	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	BBB	2,894,013
	Series 2000, 6.200%, 6/01/22

9,105	Total Alaska			9,502,995

	Arizona – 1.2%
13,100	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A–	14,588,946
	1999A, 6.625%, 7/01/20
4,900	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	11/09 at 100.00	Baa3	5,058,270
	Hospital, Series 1999A, 6.250%, 11/15/29
1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/12 at 101.00	Baa3	1,491,952
	Hospital, Series 2002A, 6.250%, 2/15/21
3,000	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	3,007,440
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

22,400	Total Arizona			24,146,608

	Arkansas – 0.8%
10,460	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aaa	10,716,479
	2003, 5.000%, 2/01/32 – AMBAC Insured
85	Conway, Arkansas, Sales and Use Tax Capital Improvement Bonds, Series 1997A, 5.350%, 12/01/17	12/06 at 101.00	AAA	87,141
	– FSA Insured
2,750	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas Inc.,	6/06 at 100.00	Baa2	2,753,190
	Series 1997, 5.600%, 10/01/17
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aaa	2,062,300
	12/01/32 – FGIC Insured

15,295	Total Arkansas			15,619,110

	California – 9.7%
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
10,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	A2 (3)	10,964,400
10,000	5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 101.00	A2 (3)	11,034,000
7,310	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University,	10/09 at 39.19	Aaa	2,525,166
	Series 2000, 0.000%, 10/01/24 (Pre-refunded 10/01/09) – MBIA Insured
6,830	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	7,016,869
	Institutes, Series 2001, 5.250%, 10/01/34
17,155	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	6/06 at 100.00	Aa2	17,171,640
	California Projects, Series 1993A, 5.500%, 6/01/21
15,500	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	15,847,665
	Group, Series 1999, 5.375%, 4/01/17
	California, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A	15,543,744
11,250	5.000%, 2/01/33	8/13 at 100.00	A	11,543,512
7,500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/33	2/14 at 100.00	A	7,706,475
3,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/09 at 102.00	N/R (3)	3,288,180
	Facilities District 98-2 – Ladera, Series 1999, 5.750%, 9/01/29 (Pre-refunded 9/01/09)
6,005	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/06 at 100.00	Baa2	6,005,000
	Community Hospitals of Central California, Series 1993, 5.000%, 2/01/23
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	14,659,800
	1995A, 0.000%, 1/01/22 (ETM)
2,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/07 at 100.00	AAA	2,564,375
	1995A, 6.000%, 1/01/34 (Pre-refunded 1/01/07)
21,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	22,847,076
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	3,941,595
	Bonds, Series 2003A-1, 6.750%, 6/01/39
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
5,000	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	AAA	5,159,650
2,000	5.000%, 6/01/45	6/15 at 100.00	A–	2,025,920
9,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AA	9,213,120
	Series 2001A, 5.125%, 7/01/41
4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	4,140,200
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	8,360,400
	Center, Series 2004, 5.625%, 7/01/34
7,300	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999,	9/09 at 101.00	Baa3	7,670,256
	6.250%, 9/01/29
2,474	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/06 at 100.00	Baa3	2,472,516
	Electric Company, Series 1966A, 4.000%, 3/01/16

204,074	Total California			191,701,559

	Colorado – 2.9%
1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	2,154,348
	Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)
2,100	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	2,282,112
	2002A, 5.500%, 3/01/32 (ETM)
2,580	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity Healthcare Systems	5/06 at 100.00	AA	2,591,610
	Inc., Series 1994, 5.250%, 5/15/14
500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001,	1/12 at 100.00	BBB	530,045
	5.750%, 1/15/22
18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 –	11/13 at 100.00	AAA	19,523,117
	XLCA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	5,501,700
	– MBIA Insured
39,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	10,531,219
	(Pre-refunded 9/01/10) – MBIA Insured
15,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32	No Opt. Call	AAA	4,261,950
	– MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	No Opt. Call	AAA	2,053,000
	MBIA Insured
1,450	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	1,596,493
	5.500%, 6/15/19 – AMBAC Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	AAA	5,997,390
	0.000%, 6/15/21 – AMBAC Insured

104,045	Total Colorado			57,022,984

	District of Columbia – 1.9%
	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax
	Revenue Bonds, Series 1998:
2,500	5.250%, 10/01/15 – AMBAC Insured	10/08 at 101.00	AAA	2,628,875
35,625	4.750%, 10/01/28 – AMBAC Insured	10/08 at 100.00	AAA	35,724,394

38,125	Total District of Columbia			38,353,269

	Florida – 2.2%
4,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/12 at 101.00	AA	4,322,640
	Group, Series 2002C, 5.750%, 11/15/32
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%,	6/15 at 101.00	AAA	9,784,100
	6/01/35
10,690	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	AAA	10,983,654
	10/01/30 – AMBAC Insured
4,880	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 – FSA Insured	10/10 at 101.00	AAA	5,324,373
	(Alternative Minimum Tax)
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	10/09 at 101.00	A	5,259,250
	Healthcare System, Series 1999E, 6.000%, 10/01/26
8,250	Orange County School Board, Florida, Certificates of Participation, Series 2002A, 5.000%,	8/12 at 100.00	AAA	8,524,890
	8/01/27 – MBIA Insured

42,820	Total Florida			44,198,907

	Georgia – 2.1%
10,240	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 – FGIC	5/09 at 101.00	AAA	10,397,389
	Insured
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 – MBIA	5/12 at 100.00	AAA	2,569,325
	Insured
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – FSA Insured	10/14 at 100.00	AAA	4,264,800
500	Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional	No Opt. Call	AAA	510,620
	Medical Center Inc., Series 1997A, 6.250%, 12/01/06 (ETM)
21,100	Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional	12/06 at 102.00	AAA	22,043,381
	Medical Center Inc., Series 1997A, 6.750%, 12/01/26 (Pre-refunded 12/01/06)
2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare	7/09 at 102.00	N/R	2,118,825
	System Inc., Series 1999, 6.500%, 7/01/27

40,590	Total Georgia			41,904,340

	Hawaii – 1.1%
7,500	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/23 – MBIA Insured	9/13 at 100.00	AAA	8,099,100
12,325	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28	3/13 at 100.00	AAA	13,078,797
	(WI/DD, Settling 2/09/06) – MBIA Insured

19,825	Total Hawaii			21,177,897

	Illinois – 11.4%
2,060	Aurora, Illinois, Golf Course Revenue Bonds, Series 2000, 6.375%, 1/01/20	1/10 at 100.00	A+	2,220,948
2,425	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	2,541,667
	Revenues, Series 1997A, 5.250%, 12/01/22 – AMBAC Insured
15,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	6,288,000
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
1,125	Chicago Greater Metropolitan Sanitary District, Illinois, General Obligation Capital	No Opt. Call	Aaa	1,258,324
	Improvement Bonds, Series 1991, 7.000%, 1/01/11 (ETM)
5,000	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%,	7/12 at 100.00	AA	5,334,500
	7/01/18
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	7/12 at 100.00	AAA	311,226
9,715	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 (Pre-refunded	7/12 at 100.00	AAA	10,835,820
	7/01/12) – AMBAC Insured
2,575	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AAA	2,625,702
	Airport, Series 2001C, 5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	2,906,357
	Series 2004, 0.000%, 12/01/19 – FSA Insured
2,000	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	2,166,040
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and Coke	11/13 at 101.00	AAA	5,092,350
	Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured (Alternative
	Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aaa	15,935,896
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – FSA Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	Aaa	1,019,628
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – FSA Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/21 at 100.00	BBB	3,293,176
	Series 2002A, 6.250%, 12/01/32
8,000	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	AAA	8,240,160
	2001, 5.125%, 9/01/35 – AMBAC Insured
990	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest,	9/06 at 102.00	AAA	1,026,185
	Series 1996B, 6.400%, 9/01/31 – FSA Insured
6,495	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest,	9/06 at 102.00	AAA	6,741,355
	Series 1996B, 6.400%, 9/01/31 (Pre-refunded 9/01/06)
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+	5,318,350
	5.500%, 8/15/43
15,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Baa2	16,053,750
	6.500%, 5/15/30
15,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	15,556,650
	2001B, 5.250%, 2/15/34 – FSA Insured
18,015	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke’s Medical	5/06 at 100.00	AAA	18,038,780
	Center Obligated Group, Series 1993, 5.250%, 11/15/20 – MBIA Insured
8,145	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/07 at 101.00	AAA	8,395,947
	5.250%, 8/01/22 – AMBAC Insured
4,350	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	A (3)	5,242,577
	7.000%, 2/15/18 (ETM)
5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/30 –	6/15 at 101.00	AAA	4,301,950
	AMBAC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1992A:
18,955	0.000%, 6/15/17 – FGIC Insured	No Opt. Call	AAA	11,659,600
12,830	0.000%, 6/15/18 – FGIC Insured	No Opt. Call	AAA	7,519,920
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – MBIA Insured	No Opt. Call	AAA	4,249,370
3,385	0.000%, 6/15/21 – MBIA Insured	No Opt. Call	AAA	1,707,902
5,190	0.000%, 6/15/28 – MBIA Insured	No Opt. Call	AAA	1,831,655
10,975	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	3,697,148
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	6,212,400
21,375	0.000%, 6/15/34 – MBIA Insured	No Opt. Call	AAA	5,612,648
21,000	0.000%, 12/15/35 – MBIA Insured	No Opt. Call	AAA	5,139,330
20,000	0.000%, 6/15/36 – MBIA Insured	No Opt. Call	AAA	4,783,400
22,055	0.000%, 6/15/39 – MBIA Insured	No Opt. Call	AAA	4,539,801
2,150	5.250%, 6/15/42 – MBIA Insured	6/12 at 101.00	AAA	2,247,094
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
16,550	0.000%, 12/15/21 – MBIA Insured	No Opt. Call	AAA	8,158,985
1,650	5.250%, 6/15/27 – AMBAC Insured	6/06 at 102.00	AAA	1,691,646
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	0.000%, 6/15/20 – MBIA Insured	6/17 at 101.00	AAA	2,988,517
2,950	0.000%, 6/15/21 – MBIA Insured	6/17 at 101.00	AAA	2,327,963
1,060	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	1,055,474
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
720	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	734,796
	Bonds, Dock 2 Enhancement Project, Series 1998B, 5.875%, 7/01/08 (Alternative Minimum Tax)
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Aaa	431,640
	Bonds, Series 1999, 0.000%, 1/01/18 (ETM) – FGIC Insured
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Aaa	938,732
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured

351,375	Total Illinois			228,273,359

	Indiana – 4.7%
10,000	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	AAA	10,975,500
17,105	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Partners	2/07 at 102.00	A+ (3)	17,896,106
	Inc., Series 1996A, 6.000%, 2/15/21 (Pre-refunded 2/15/07)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AAA	2,118,800
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Sisters of St. Francis
	Health Services Inc., Series 1997A:
850	5.125%, 11/01/17 – MBIA Insured	11/07 at 102.00	AAA	886,057
10,520	5.375%, 11/01/27 – MBIA Insured	11/07 at 102.00	AAA	10,997,398
20,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/28	6/13 at 100.00	AAA	20,725,000
	– FSA Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AAA	6,384,125
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AAA	5,463,638
5,000	Mooresville School Building Corporation, Morgan County, Indiana, First Mortgage Bonds, Series	1/09 at 102.00	AAA	5,296,550
	1998, 5.000%, 7/15/15 – FSA Insured
13,100	Noblesville, Indiana, Revenue Bonds, Catholic High School Corporation, Series 2003, 5.750%,	7/13 at 101.00	N/R	13,580,901
	7/01/22

105,670	Total Indiana			94,324,075

	Iowa – 0.9%
3,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	A (3)	3,857,070
	College, Series 2002, 5.500%, 10/01/33 (Pre-refunded 10/01/12) – ACA Insured
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	6,987,190
	5.625%, 6/01/46
6,160	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	6,777,786
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)

16,660	Total Iowa			17,622,046

	Kansas – 0.5%
10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AA+	10,560,700

	Kentucky – 0.1%
1,755	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	7/06 at 100.00	AAA	1,756,878
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – MBIA Insured

	Louisiana – 2.2%
1,000	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation	3/08 at 102.00	B2	995,900
	Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,272,106
	Lady Health System, Series 2005A, 5.250%, 8/15/32
13,385	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist	5/06 at 100.00	AAA	15,214,462
	Hospital, Series 1986, 8.000%, 5/15/12 (ETM)
20,980	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	21,975,711
	Series 2001B, 5.875%, 5/15/39

40,515	Total Louisiana			43,458,179

	Maryland – 0.4%
3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	3,548,860
	7.400%, 9/01/19 (Alternative Minimum Tax)
4,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	4,821,674
	Series 2004, 5.500%, 8/15/33

8,100	Total Maryland			8,370,534

	Massachusetts – 3.7%
10,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	10,306,500
	2002A, 5.000%, 7/01/32
1,720	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/08 at 102.00	BBB	1,729,391
	Associates, Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)
4,340	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	4,501,535
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire
	Community Services Inc., Series 2004B:
1,340	6.250%, 7/01/24	7/14 at 100.00	BB–	1,414,759
1,000	6.375%, 7/01/34	7/14 at 100.00	BB–	1,052,420
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series
	1997A:
10,000	5.000%, 1/01/27 – MBIA Insured	1/07 at 102.00	AAA	10,241,900
22,040	5.000%, 1/01/37 – MBIA Insured	1/07 at 102.00	AAA	22,376,330
8,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/07 at 102.00	AAA	8,251,120
	Series 1997B, 5.125%, 1/01/37 – MBIA Insured
7,405	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 101.00	AAA	7,491,787
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured
4,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 6, 5.500%,	8/10 at 101.00	AAA	4,569,898
	8/01/30
1,750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 6, 5.500%,	8/10 at 101.00	AAA	1,906,625
	8/01/30 (Pre-refunded 8/01/10)

71,845	Total Massachusetts			73,842,265

	Michigan – 4.5%
6,000	Dearborn Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Oakwood	2/06 at 101.00	AAA	6,047,700
	Obligated Group, Series 1994A, 5.250%, 8/15/21 – MBIA Insured
10,390	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/09 at 101.00	BB–	9,939,594
	5.500%, 5/01/21
14,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	14,515,620
	7/01/35 – MBIA Insured
5,240	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series	10/12 at 100.00	AAA	5,665,855
	2002, 5.250%, 10/01/19
	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of
	Arts and Sciences Charter School, Series 2001A:
1,700	7.500%, 10/01/12	10/09 at 102.00	Ba1	1,793,585
5,000	7.900%, 10/01/21	10/09 at 102.00	Ba1	5,413,350
3,500	8.000%, 10/01/31	10/09 at 102.00	Ba1	3,791,095
22,235	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	21,022,081
	Obligated Group, Series 1998A, 5.250%, 8/15/28
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
1,000	6.250%, 8/15/13	2/06 at 100.00	BB–	1,000,400
12,925	6.500%, 8/15/18	2/06 at 100.00	BB–	12,931,721
7,200	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	AAA	7,507,584
	Edison Company, Series 2002D, 5.250%, 12/15/32 – XLCA Insured

89,190	Total Michigan			89,628,585

	Minnesota – 0.1%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%,	5/14 at 100.00	AA	1,808,415
	5/01/30
465	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.900%, 8/01/15 – MBIA	2/06 at 101.00	AAA	470,162
	Insured

2,215	Total Minnesota			2,278,577

	Missouri – 2.7%
40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	41,715,200
	2003, 5.250%, 5/15/32
2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,076,600
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32
	– FSA Insured
4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB	4,147,520
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,
	Ozark Medical Center, Series 1997:
1,750	5.500%, 11/15/12	11/07 at 101.00	BB+	1,782,025
1,000	5.600%, 11/15/17	11/07 at 101.00	BB+	1,007,360
3,075	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,	11/09 at 101.00	BB+	3,217,772
	Ozark Medical Center, Series 1999, 6.750%, 11/15/24
51,825	Total Missouri			53,946,477

	Montana – 0.2%
3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound	3/13 at 101.00	AAA	3,887,325
	Energy, Series 2003A, 5.000%, 3/01/31 – AMBAC Insured

	Nevada – 1.9%
2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	AA	2,555,825
	9/01/29 – RAAI Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,095	0.000%, 1/01/24 – AMBAC Insured	No Opt. Call	AAA	6,379,902
11,000	0.000%, 1/01/25 – AMBAC Insured	No Opt. Call	AAA	4,415,400
2,000	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	AAA	2,161,540
22,010	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	22,996,488

52,605	Total Nevada			38,509,155

	New Jersey – 4.5%
23,625	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	21,928,253
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	8,915,130
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital
	Obligated Group, Series 2000:
250	7.375%, 7/01/15	7/10 at 101.00	BBB–	281,330
11,200	7.500%, 7/01/30	7/10 at 101.00	BBB–	12,469,072
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	8,373,525
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
310	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	363,946
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 (ETM) – MBIA Insured	No Opt. Call	AAA	123,793
1,490	6.500%, 1/01/16 (ETM) – MBIA Insured	No Opt. Call	AAA	1,753,238
26,680	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	28,386,720
	Series 2002, 6.125%, 6/01/42
7,015	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	7,598,718
	Series 2003, 6.250%, 6/01/43

87,175	Total New Jersey			90,193,725

	New Mexico – 0.6%
1,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,759,425
9,600	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series	6/12 at 100.00	AA	9,864,096
	2002A, 5.000%, 6/01/32

11,100	Total New Mexico			11,623,521

	New York – 14.5%
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,866,435
	Health, Series 2004, 5.050%, 2/15/25
445	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AA–	461,149
	Services Facilities, Series 1999D, 5.250%, 2/15/29
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 1999D:
65	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (3)	69,475
6,490	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (3)	6,936,837
5,200	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	A+ (3)	5,767,944
	Facilities, Series 1999, 6.000%, 5/15/39 (Pre-refunded 5/15/10)
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/08 at 100.00	Ba1	2,531,125
	Group, Series 2000A, 5.500%, 7/01/26
2,625	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	Ba1	2,653,508
	2000C, 5.500%, 7/01/26
5,360	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s	8/07 at 102.00	AAA	5,630,787
	Meadows Project, Series 1997A, 5.600%, 8/01/17 – MBIA Insured
11,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	11,500,830
	5.250%, 12/01/26 – MBIA Insured
15,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A–	16,568,415
	5.375%, 9/01/25
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	10,739,400
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
9,720	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/06 at 101.00	AAA	9,905,166
	Bonds, Fiscal Series 1996B, 5.750%, 6/15/26 – MBIA Insured
5,280	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/06 at 101.00	AAA	5,381,587
	Bonds, Fiscal Series 1996B, 5.750%, 6/15/26 (Pre-refunded 6/15/06) – MBIA Insured
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,717,415
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
1,280	New York City, New York, General Obligation Bonds, Fiscal Series 1997E, 6.000%, 8/01/16	8/06 at 101.50	A+	1,315,213
8,720	New York City, New York, General Obligation Bonds, Fiscal Series 1997E, 6.000%, 8/01/16	8/06 at 101.50	A+ (3)	8,969,392
	(Pre-refunded 8/01/06)
39,610	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	41,771,122
	(Pre-refunded 10/15/07)
9,320	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/07 at 101.00	A+	9,668,568
4,075	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/07 at 101.00	A+ (3)	4,246,517
	(Pre-refunded 8/01/07)
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
15,000	5.500%, 6/01/21	6/13 at 100.00	A+	16,263,150
10,000	5.500%, 6/01/22	6/13 at 100.00	A+	10,815,900
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
8,000	5.250%, 8/15/24	8/14 at 100.00	A+	8,511,760
6,000	5.250%, 8/15/25	8/14 at 100.00	A+	6,383,820
8,500	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	8,913,440
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,000	5.500%, 6/01/17	6/11 at 100.00	AA–	10,785,600
26,190	5.500%, 6/01/18	6/12 at 100.00	AA–	28,558,362
33,810	5.500%, 6/01/19	6/13 at 100.00	AA–	37,286,006
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	2,744,025
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)

271,190	Total New York			288,962,948

	North Carolina – 0.9%
1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,535,025
	Series 2003G, 5.000%, 6/01/33
1,105	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/07 at 102.00	AAA	1,149,741
	1996A, 5.700%, 1/01/13 – MBIA Insured
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/13 at 100.00	BBB	2,573,175
	2003D, 5.125%, 1/01/26
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,571,475
	Facilities, Series 2004A, 5.000%, 2/01/20
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%,	1/10 at 101.00	A3	10,962,300
	1/01/20

16,605	Total North Carolina			17,791,716

	Ohio – 0.2%
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	AAA	3,110,640
	5.000%, 12/01/31 – FGIC Insured

	Oklahoma – 1.0%
4,450	Central Oklahoma Transportation and Parking Authority, Oklahoma City, Parking System Revenue	7/06 at 100.00	AAA	4,487,514
	Refunding Bonds, Series 1996, 5.250%, 7/01/16 (Pre-refunded 7/01/06) – FSA Insured
15,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA	15,478,200
	5.125%, 2/15/31

19,450	Total Oklahoma			19,965,714

	Oregon – 0.1%
2,500	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA	2,630,175
	System, Series 2001, 5.250%, 5/01/21

	Pennsylvania – 1.5%
4,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/08 at 100.00	AA	4,525,380
	Pennsylvania, Series 1998, 4.500%, 7/15/21
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	7,145,515
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	AAA	8,338,160
	6/01/34 – FGIC Insured
10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	10,395,587
	District, Series 2003, 5.000%, 6/01/33 – FSA Insured

29,075	Total Pennsylvania			30,404,642

	Puerto Rico – 1.1%
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	5,933,524
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
10,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	10,797,400
	5.500%, 10/01/40 (ETM)
5,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – MBIA Insured	7/10 at 100.00	AAA	5,414,150

20,450	Total Puerto Rico			22,145,074

	Rhode Island – 1.2%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	6,482,875
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – MBIA Insured
16,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	16,908,640
	Series 2002A, 6.250%, 6/01/42

22,250	Total Rhode Island			23,391,515

	South Carolina – 2.7%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	7,229,250
	GROWTH, Series 2004, 5.250%, 12/01/29
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,099,930
	5.000%, 6/01/36 – FGIC Insured
8,475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	1/25 at 100.00	BBB	8,475,000
	1986, 5.000%, 1/01/25
20,750	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	21,834,603
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
8,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	12/10 at 102.00	Baa2 (3)	9,474,560
	Alliance, Series 2000A, 7.375%, 12/15/21 (Pre-refunded 12/15/10)
4,215	Spartanburg Sanitary Sewer District, South Carolina, Sewer System Revenue Bonds, Series 2003B,	3/14 at 100.00	AAA	4,366,445
	5.000%, 3/01/38 – MBIA Insured
110	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	115,954
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

51,550	Total South Carolina			54,595,742

	Tennessee – 0.3%
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,000	6.375%, 4/15/22	4/12 at 101.00	Baa3	3,185,970
2,500	6.500%, 4/15/31	4/12 at 101.00	Baa3	2,650,625

5,500	Total Tennessee			5,836,595

	Texas – 6.0%
13,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	6/06 at 100.00	CCC	11,202,620
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
1,900	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, FedEx Inc., Series 1996,	4/06 at 102.00	BBB	1,945,866
	6.375%, 4/01/21 (Alternative Minimum Tax)
5,440	Austin, Texas, Combined Utility System Revenue Bonds, Series 1992A, 12.500%, 11/15/07 (ETM) –	No Opt. Call	AAA	6,286,954
	MBIA Insured
18,825	Austin, Texas, Combined Utility System Revenue Bonds, Series 1992A, 12.500%, 11/15/07 – MBIA	No Opt. Call	AAA	21,749,652
	Insured
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Baa2	6,056,423
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	4,117,280
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AAA	2,810,376
	5.250%, 11/15/30 – MBIA Insured
23,875	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	7,805,931
	Project, Series 2001B, 0.000%, 9/01/29 – AMBAC Insured
10,045	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.875%, 7/01/16 –	7/10 at 100.00	AAA	10,756,186
	FSA Insured (Alternative Minimum Tax)
	Irving Independent School District, Texas, Unlimited Tax School Building Bonds, Series 1997:
5,685	0.000%, 2/15/10	No Opt. Call	AAA	4,905,473
3,470	0.000%, 2/15/11	No Opt. Call	AAA	2,872,154
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	5,073,500
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
22,060	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax	8/09 at 31.45	AAA	5,942,302
	School Building and Refunding Bonds, Series 2000, 0.000%, 8/15/27
6,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	4/08 at 102.00	BBB–	6,503,220
	1999C, 8.000%, 5/01/29 (Mandatory put 4/01/08)
3,250	Midland, Texas, Tax and Limited Pledge Revenue Bonds, Certificates of Obligation, Series 2000,	3/10 at 100.00	AAA	3,541,038
	6.100%, 3/01/27 – FGIC Insured
5,000	Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities	5/07 at 102.00	BBB–	5,270,200
	Revenue Bonds, Citgo Petroleum Corporation, Series 2003, 8.250%, 11/01/31 (Alternative Minimum
	Tax)
5,000	Port Corpus Christi Industrial Development Corporation, Texas, Revenue Refunding Bonds, Valero	4/08 at 102.00	BBB–	5,221,200
	Refining and Marketing Company, Series 1997A, 5.400%, 4/01/18
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	BBB	5,375,700
	Series 2004, 6.000%, 12/01/34
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/13 at 101.00	Baa2	2,143,360
	Company, Series 2003A, 5.800%, 7/01/22

147,360	Total Texas			119,579,435

	Utah – 1.4%
12,000	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1996D, 5.000%,	7/06 at 102.00	A+	12,204,240
	7/01/21
3,345	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	3,510,511
	7/01/19 – MBIA Insured
1,655	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	1,742,814
	7/01/19 (Pre-refunded 7/01/07) – MBIA Insured
2,040	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	1/10 at 101.50	Aaa	2,068,621
	7/01/30 (Alternative Minimum Tax)
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	3,831,424
	4/01/35 – MBIA Insured
3,810	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%,	10/12 at 100.00	Aaa	4,066,070
	10/01/28 – AMBAC Insured

26,550	Total Utah			27,423,680

	Virgin Islands – 0.1%
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	2,745,250
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

	Virginia – 1.3%
4,125	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	4,494,394
	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)
15,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 28.38	BB–	3,684,450
	Road, Series 1998A, 0.000%, 8/15/30
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998B:
19,400	0.000%, 8/15/33	8/08 at 23.55	BB–	3,957,988
60,500	0.000%, 8/15/35	8/08 at 20.95	BB–	10,977,725
3,245	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997E, 5.600%,	1/08 at 102.00	AA+	3,357,245
	11/01/17 (Alternative Minimum Tax)

102,270	Total Virginia			26,471,802

	Washington – 2.1%
6,400	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	AAA	6,595,648
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
12,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	14,079,000
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 – AMBAC Insured
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	Aaa	4,372,240
	2003A, 5.500%, 7/01/17 – XLCA Insured
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	5,741,394
	1989B, 0.000%, 7/01/14
3,700	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	4,059,085
	Series 2002, 6.625%, 6/01/32
	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,000	0.000%, 6/01/29 – MBIA Insured	No Opt. Call	AAA	2,962,080
16,195	0.000%, 6/01/30 – MBIA Insured	No Opt. Call	AAA	5,070,169

59,995	Total Washington			42,879,616

	Wisconsin – 2.5%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
8,125	6.125%, 6/01/27	6/12 at 100.00	BBB	8,613,060
11,385	6.375%, 6/01/32	6/12 at 100.00	BBB	12,202,557
6,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series	8/13 at 100.00	AAA	6,333,360
	2003A, 5.125%, 8/01/22 – AMBAC Insured
12,305	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	8/07 at 102.00	AAA	12,802,245
	Series 1997, 5.250%, 8/15/27 – MBIA Insured
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	A–	6,388,020
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33
3,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	A	3,986,213
	Services Inc., Series 2002, 5.750%, 8/15/30

47,565	Total Wisconsin			50,325,455

$ 2,247,859	Total Long-Term Investments (cost $1,821,083,483) – 98.8%			1,971,406,705

	Short-Term Investments – 0.2%
2,000	Clark County School District, Nevada, General Obligation Bonds, Variable Rate Demand	No Opt. Call	VMIG-1	2,000,000
	Obligations, Series 2001B, 3.000%, 6/15/21 – FSA Insured (4)
1,000	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable	No Opt. Call	VMIG-1	1,000,000
	Rate Demand Obligations, Series 2000, 3.020%, 7/01/30 – FSA Insured (4)

$ 3,000	Total Short-Term Investments (cost $3,000,000)			3,000,000

	Total Investments (cost $1,824,083,483) – 99.0%			1,974,406,705

	Other Assets Less Liabilities – 1.0%			20,872,413

	Net Assets – 100%			$1,995,279,118

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(3)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(4)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
WI/DD	Investment purchased on a when-issued or delayed delivery basis.
N/R	Investment is not rated.
(ETM)	Security is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2006, the cost of investments was $1,820,396,808.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$157,282,356
Depreciation	(3,272,459)

Net unrealized appreciation (depreciation) of investments	$154,009,897

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.